UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21629

SPECIAL VALUE EXPANSION FUND, LLC
 (Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE EXPANSION FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: SEPTEMBER 30, 2010

Date of reporting period: DECEMBER 31, 2009

ITEM 1.     SCHEDULE OF INVESTMENTS.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

December 31, 2009

Showing Percentage of Total Cash and Investments of the Company

	Principal	Fair	Percent of Cash and
Investment	Amount	Value	Investments

Debt Investments (45.70%)
Bank Debt (27.66%) (1)
Alumina and Aluminum Production and Processing (1.44%)
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2%, due 6/30/13 (2), (8)	$185,903	$84,400	0.03%
Revere Holdings Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14 (2), (8)	$24,149,805	5,168,059	1.41%
Total Alumina and Aluminum Production and Processing		5,252,459

Basic Chemical Manufacturing (0.01%)
Hawkeye Renewables, LLC, 2nd Lien Term Loan, Prime + 6.25%, due 6/30/13 (3)	$1,186,944	47,478	0.01%

Communications Equipment Manufacturing (6.75%)
Dialogic Corporation, Bridge Term Loan, 20%, due 3/31/11	$82,019	82,183	0.02%
Dialogic Corporation, Senior Secured Notes, 15% Cash + 2% PIK, due 9/30/10	$1,413,267	1,403,374	0.38%
Dialogic Corporation, Senior Secured Notes, LIBOR + 10% Cash + 2% PIK, due 9/30/10	$10,598,409	10,542,768	2.88%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14	$14,314,463	12,682,614	3.47%
Total Communications Equipment Manufacturing		24,710,939

Computer and Peripheral Equipment Manufacturing (1.62%)
Palm, Inc., Tranche B Term Loan, LIBOR + 3.5%, due 4/24/14	$6,800,782	5,908,179	1.62%

Electric Power Generation, Transmission, and Distribution (0.03%)
La Paloma Generating Company, Residual Bank Debt (3)	$13,943,926	109,407	0.03%

Management, Scientific, and Technical Consulting Services (0.86%)
Booz Allen Hamilton Inc., Mezzanine Loan, 13%, due 7/31/16	$3,082,566	3,151,924	0.86%

Offices of Real Estate Agents and Brokers (1.17%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$5,301,205	5,623,693	1.54%
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13	$12,228,916	(1,345,181)	(0.37)%
Total Offices of Real Estate Agents and Brokers		4,278,512

Other Electrical Equipment and Component Manufacturing (1.21%)
EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, due 12/31/12 (2)	$2,322,765	2,322,765	0.64%
EaglePicher Corporation, 2nd Lien Term Loan, LIBOR + 7.5%, due 12/31/13 (2)	$2,077,151	2,077,151	0.57%
Total Other Electrical Equipment and Component Manufacturing		4,399,916

Other Amusement and Recreation Industries (1.99%)
Intrawest ULC, 1st Lien Term Loan A, Prime + 10.5%, due 12/23/09 - (Canada)	$7,912,345	7,279,357	1.99%

Plastics Product Manufacturing (3.24%)
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 5/31/10 (2)	$8,617,515	8,574,428	2.34%
WinCup Inc., Term Loan C-2, LIBOR + 14.5% PIK, due 5/29/10 (2)	$3,209,385	3,273,573	0.90%
Total Plastics Product Manufacturing		11,848,001

Semiconductor and Other Electronic Component Manufacturing (3.18%)
Isola USA Corporation, Revolver, Prime + 9%, due 12/18/12	$1,858,279	1,393,709	0.38%
Isola USA Corporation, 1st Lien Term Loan, Prime + 9.75%, due 12/18/12	$5,394,607	4,180,820	1.14%
Isola USA Corporation, 2nd Lien Term Loan, Prime + 14.5%, due 12/18/13	$15,133,531	6,053,413	1.66%
Total Semiconductor and Other Electronic Component Manufacturing		11,627,942

Wired Telecommunications Carriers (6.16%)
Hawaiian Telcom Communications, Inc., Revolver, Prime + 1.25%, due 4/30/12	$2,833,329	2,068,330	0.57%
Integra Telecom, Inc., 1st Lien Term Loan, LIBOR + 8.5%, due 8/31/13	$586,482	589,598	0.16%
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13	$11,000,851	9,918,642	2.71%
Interstate Fibernet, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 7/31/14	$8,892,017	8,745,299	2.39%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan,
EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (4)	€1,113,961	1,212,430	0.33%
Total Wired Telecommunications Carriers		22,534,299

Total Bank Debt (Cost $129,663,968)		101,148,413

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

December 31, 2009

Showing Percentage of Total Cash and Investments of the Company

	Principal	Fair	Percent of Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Other Corporate Debt Securities (18.04%)
Basic Chemical Manufacturing (0.24%)
Kronos International, Inc., Senior Secured Notes, 6.5%, due 4/15/13 (4)	€764,000	$889,888	0.24%

Data Processing, Hosting, and Related Services (6.34%)
GXS Worldwide, Inc., Fixed Notes, 9.75%, due 6/15/15 (5)	$12,934,000	12,729,212	3.48%
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17 (5)	$9,485,000	10,441,562	2.86%
Total Data Processing, Hosting, and Related Services		23,170,774

Depository Credit Intermediation (0.56%)
Wells Fargo & Company, FDIC-Guaranteed Notes, 3%, due 12/9/11	$2,000,000	2,061,860	0.56%

Full-Service Restaurants (0.79%)
Landry's Restaurants, Inc., Senior Secured Notes, 11.625%, due 12/1/15 (5)	$2,739,000	2,898,204	0.79%

Gambling Industries (1.73%)
Harrah's Operating Company Inc., Senior Secured Notes, 10%, due 12/15/18 (5)	$7,977,000	6,328,417	1.73%

Home Furnishings Stores (0.03%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (3)	$2,782,000	118,235	0.03%

Industrial Machinery Manufacturing (1.35%)
GSI Group Corporation, Senior Notes, 11%, due 8/20/13 (5)	$5,632,000	4,939,264	1.35%

Non-Depository Credit Intermediation (0.56%)
General Electric Capital Corporation, FDIC-Guaranteed Notes, 1.8%, due 3/11/11	$500,000	504,270	0.14%
General Electric Capital Corporation, FDIC-Guaranteed Notes, 3.0%, due 12/9/11	$1,500,000	1,545,225	0.42%
Total Non-Depository Credit Intermediation		2,049,495

Offices of Real Estate Agents and Brokers (0.76%)
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$3,556,000	2,764,185	0.76%

Other Amusement and Recreation Industries (0.06%)
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes,
14% Cash or 15.625% PIK, due 10/1/13 (3), (5)	$15,018,916	233,808	0.06%

Plastics Product Manufacturing (0.08%)
Radnor Holdings, Senior Secured Tranche C Notes, LIBOR + 7.25%, due 9/15/09 (3), (5)	$6,973,000	297,050	0.08%

Securities and Commodity Contracts Intermediation and Brokerage (0.42%)
Goldman Sachs Group Inc., FDIC-Guaranteed Notes, 1.7%, due 3/15/11	$500,000	503,225	0.14%
JP Morgan Chase & Company, FDIC-Guaranteed Notes, 1.65%, due 2/23/11	$1,000,000	1,011,060	0.28%
Total Securities and Commodity Contracts Intermediation and Brokerage		1,514,285

Wired Telecommunications Carriers (4.44%)
Global Crossing Limited, Senior Secured Notes, 12%, due 9/15/15 (5)	$3,565,000	3,891,792	1.07%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 10% PIK,
due 8/16/17 - (Netherlands) (4), (5)	€11,651,336	12,322,521	3.37%
Total Wired Telecommunications Carriers		16,214,313

Wireless Telecommunications Carriers (except Satellite) (0.68%)
Clearwire Communications LLC, Senior Secured Notes, 12%, due 12/1/15 (5)	$2,435,000	2,473,327	0.68%

Total Other Corporate Debt Securities (Cost $91,995,422)		65,953,105

Total Debt Investments (Cost $221,659,390)		167,101,518

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

December 31, 2009

Showing Percentage of Total Cash and Investments of the Company

		Fair	Percent of Cash and
Investment	Shares	Value	Investments

Equity Securities (43.43%)
Activities Related to Credit Intermediation (9.57%)
Online Resources Corporation, Series A-1 Convertible Preferred Stock (2), (3), (5), (6)	22,255,193	$32,089,353	8.78%
Online Resources Corporation, Common Stock (2), (3), (6)	549,555	2,890,659	0.79%
Total Activities Related to Credit Intermediation		34,980,012

Alumina and Aluminum Production and Processing (0.24%)
Revere Holdings Inc., Class A Common Stock (2), (3), (5), (8)	910	-	-
Revere Holdings Inc., Class B Common Stock (2), (3), (5), (8)	2,060	-	-
Revere Leasing LLC, Class A Units (2), (3), (5), (8)	910	272,864	0.07%
Revere Leasing LLC, Class B Units (2), (3), (5), (8)	2,060	618,231	0.17%
Total Alumina and Aluminum Production and Processing		891,095

Communications Equipment Manufacturing (9.30%)
Dialogic Corporation, Class A Convertible Preferred Stock - (Canada) (3), (5)	3,037,033	2,976,292	0.81%
Gores I SF Luxembourg S.àr.1. Ordinary Shares - (Luxembourg) (2), (3), (4), (5), (6)	116,474	310,253	0.09%
Gores I SF Luxembourg S.àr.1. Tracking Preferred Equity Certificates
- (Luxembourg) (2), (4), (5), (6)	11,530,912	30,714,960	8.40%
Total Communications Equipment Manufacturing		34,001,505

Data Processing, Hosting, and Related Services (0.56%)
GXS Holdings, Inc., Common Stock (3), (5)	708,885	-	-
GXS Holdings, Inc., Series A Preferred Stock (3), (5)	28,355	2,061,145	0.56%
Total Data Processing, Hosting, and Related Services		2,061,145

Depository Credit Intermediation (0.28%)
Doral Holdings, LP Interest (3), (5)	319,060	1,025,430	0.28%

Electric Power Generation, Transmission and Distribution (0.67%)
Mach Gen, LLC, Common Units (3), (5)	9,740	2,435,000	0.67%

Industrial Machinery Manufacturing (0.02%)
GSI Group, Inc., Common Stock (3), (5)	157,119	73,453	0.02%

Other Electrical Equipment and Component Manufacturing (7.71%)
EaglePicher Holdings, Inc., Common Stock (2), (3), (5), (6), (7)	854,400	28,190,928	7.71%

Plastics Product Manufacturing (7.03%)
WinCup, Inc., Common Stock (2), (3), (5), (6)	31,020,365	25,709,220	7.03%

Satellite Telecommunications (1.17%)
ViaSat, Inc., Common Stock (3), (5)	134,144	4,263,096	1.17%

Semiconductor and Other Electronic Component Manufacturing (0.02%)
TPG Hattrick Holdco, LLC, Common Units (3), (5)	969,092	89,021	0.02%

Wired Telecommunications Carriers (6.86%)
Integra Telecom, Inc., Common Stock (3), (5)	4,777,657	24,410,707	6.68%
Integra Telecom, Inc., Warrants (3), (5)	1,300,529	87,155	0.02%
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (3), (4), (5)	1,779,000	590,643	0.16%
Total Wired Telecommunications Carriers		25,088,505

Total Equity Securities (Cost $137,884,410)		158,808,410

Total Investments (Cost $359,543,800) (9)		325,909,928

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

December 31, 2009

Showing Percentage of Total Cash and Investments of the Company

	Principal	Fair	Percent of Cash and
Investment	Amount	Value	Investments

Cash and Cash Equivalents (10.87%)
American Express Corporation, Commercial Paper, 0.05%, due 1/6/10	$6,000,000	$5,999,958	1.64%
Cash Denominated in Foreign Currencies	€50,949	72,964	0.02%
Cash Held on Account at Various Institutions	$33,669,189	33,669,189	9.21%
Total Cash and Cash Equivalents		39,742,111

Total Cash and Investments		$365,652,039	100.00%

Notes to Statement of Investments

(1) Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933.  Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers). Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the three months ended December 31, 2009 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest & Dividends Earned

EaglePicher Holdings, Inc., Common Stock	$26,828,160	$-	$-	$28,190,928	$-
EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, due 12/31/12	2,229,721	-	5,925	2,322,765	28,862
EaglePicher Corporation, 2nd Lien Term Loan, LIBOR + 7.5%, due 12/31/13	1,853,858		-	2,077,151	41,691
Gores I SF Luxembourg S.àr.1. Ordinary Shares	246,398	-	-	310,253	-
Gores I SF Luxembourg S.àr.1. Tracking Preferred Equity Certificates	24,401,854	-	-	30,714,960	3,886
Online Resources Corporation, Series A-1 Convertible Preferred Stock	30,992,582	-	-	32,089,353	-
Online Resources Corporation, Common Stock	3,390,754	-	-	2,890,659	-
Revere Industries, LLC, 1st Lien Term Loan, LIBOR + 5.5%, due 12/14/11	89,944	-	89,944	-	-
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2%, due 6/30/13	-	106,462	-	84,400	16,569
Revere Holdings Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14	4,769,024	-	-	5,168,059	304,730
Revere Holdings Inc., Class A Common Stock	-	-		-	-
Revere Holdings Inc., Class B Common Stock	-	-		-	-
Revere Leasing LLC, Class A Units	272,793	71	-	272,864	-
Revere Leasing LLC, Class B Units	618,068	163	-	618,231	-
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10.0% PIK, due 5/31/10	7,856,597	214,738	-	8,574,428	214,976
WinCup, Inc., Common Stock	28,065,815	-	-	25,709,220	-
WinCup, Inc., Term Loan C-2, LIBOR + 14.5% PIK, due 5/29/10	3,613,193	90,256	355,095	3,273,573	129,741

(3) Non-income producing security.

(4) Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(5) Restricted security.

(6) Investment is not a controlling position.

(7) The Company's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(8) Issuer is a controlled company.

(9) Includes investments with an aggregate fair value of $22,004,585 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $11,618,969 and $49,316,979, respectively.
Aggregate purchases include investment assets received as payment in kind.  Aggregate sales include principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purpose, excluding cash and cash equivalents, was $359,543,800.  Net unrealized depreciation aggregated $34,009,867, of which $55,704,802 related to appreciated investments and $89,714,669 related to depreciated investments.

The total value of restricted securities and bank debt as of December 31, 2009 was $313,621,321 or 85.77% of total cash and investments of the Company.

Swaps at December 31, 2009 were as follows:

Instrument	Notional Amount	Fair Value

Euro/US Dollar Cross Currency Basis Swap, Pay Euros / Receive USD, Expires 5/17/12	$6,560,548	$(375,995)

See accompanying notes.

On October 1, 2008, the Company adopted new accounting guidance on fair value measurements which defines fair value, expands disclosures about fair value measurements, and establishes a hierarchy that prioritizes the inputs used to measure fair value. The adoption of this guidance did not have a material impact on the Company’s financial statements.  The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety.  At December 31, 2009, the investments of the Company were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$-	$7,153,755
2	Other observable market inputs*	36,249,024	48,160,463	1,025,430
3	Independent third-party pricing sources that employ significant unobservable inputs	64,707,799	17,261,784	147,587,964
3	Internal valuations with significant unobservable inputs	191,590	530,858	3,041,261
Total		$101,148,413	$65,953,105	$158,808,410

* E.g. quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the three months ended December 31, 2009 were as follows:

	Independent Third Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$120,454,760	$18,014,053	$119,406,611
Net realized and unrealized gains (losses)	24,088,572	(784,488)	(2,438,631)
Net acquisitions and dispositions	(75,027,127)	32,219	30,619,984
Net transfers into (out of) category	(4,808,406)	-	-
Ending balance	$64,707,799	$17,261,784	$147,587,964

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$3,587,345	$(784,488)	$(39,992)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$277,430	$1,816,427	$2,764,371
Net realized and unrealized gains (losses)	8	(847,564)	276,656
Net acquisitions and dispositions	4,096	(438,005)	234
Net transfers into (out of) category	(89,944)	-	-
Ending balance	$191,590	$530,858	$3,041,261

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$8	$(394,689)	$1,935,447

Valuations of open swap transactions at December 31, 2009 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
2	Other observable market inputs	$(375,995)

ITEM 2.   CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b) Not applicable.

ITEM 3.   EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By:  /s/ Hugh Steven Wilson
      ------------------------------------------
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Hugh Steven Wilson
      ------------------------------------------
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  March 1, 2010

By:  /s/ Paul L. Davis
      ------------------------------------------
Name:  Paul L. Davis
Title:  Chief Financial Officer
Date:  March 1, 2010